Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies
Commitments and Contingencies

12                       Commitments and Contingencies

Commitments

As of June 30, 2012, the Company completed its extensive newbuilding program and has taken delivery of all of its vessels under construction. As of December 31, 2011, the Company had outstanding commitments of $482.5 million for the construction of container vessels as follows (in thousands):

Vessel	TEU	Contract Price	As of June 30, 2012	As of December 31, 2011
CMA CGM Melisande	8,530	117,500	—	23,500
Hyundai Together	13,100	168,542	—	85,084
Hyundai Tenacity	13,100	168,542	—	85,084
Hyundai Smart	13,100	168,542	—	85,084
Hyundai Speed	13,100	168,542	—	101,850
Hyundai Ambition	13,100	168,542	—	101,850
	74,030	$960,210	$—	$482,452

Contingencies

During 2004, the Company entered into a structured finance transaction involving six vessels in its fleet (including two vessels then under construction) whereby such vessels were acquired by separate partnerships formed by a subsidiary of Lloyds Bank ("Lloyds") together with Allco Finance Limited, a U.K.-based financing company, and Allco Finance UK Limited, a U.K.-based financing company, which then agreed to lease the vessels to the Company. In 2008, the Company exercised its right, pursuant to the terms of these arrangements, as restructured in October 2007, to have its wholly owned subsidiaries replace the partnerships as direct owners of these six vessels. As part of the 2007 restructuring the Company agreed to indemnify the counterparties for up to 90% of any resulting tax liabilities, plus tax gross-up payments if applicable, in the event Lloyds tax treatment of the transactions were challenged by the tax authorities.

Lloyds has informed the Company that the U.K. tax authority, Her Majesty's Revenue and Customs, is investigating and has challenged the tax position of the partnership formed by its subsidiary and the Allco entities relating to the six vessels. Lloyds has not yet made a claim for indemnification from the Company. The Company, subject to certain conditions, has the right to cause Lloyds to litigate any tax assessment that may trigger these indemnification obligations. Although the Company is not the primary taxpaying entity involved in this investigation and has not been in discussions with the U.K. tax authorities, the Company believes that Lloyds' tax position is correct and that it could cause Lloyds to litigate any tax assessment. As such, the Company believes a loss resulting from this matter is not probable and no accrual has been made in the Company's consolidated financial statements. For the above reasons, the Company is currently unable to estimate the reasonably possible loss or range of reasonably possible losses under its indemnification obligations relating to these matters. Lloyds has preliminarily indicated to the Company, however, that, if the litigation of any tax assessment were not successful, its indemnification claim could amount to up to £72.8 million and that it believes that the matter could be resolved without litigation with an indemnification payment by the Company of £13.0 million.

On November 22, 2010, a purported Company shareholder filed a derivative complaint in the High Court of the Republic of the Marshall Islands. The derivative complaint names as defendants seven of the eight members of the Company’s board of directors at the time the complaint was filed. The derivative complaint challenges the amendments in 2009 and 2010 to the Company’s management agreement with Danaos Shipping and certain aspects of the sale of common stock in August 2010. The complaint includes counts for breach of fiduciary duty and unjust enrichment. On February 11, 2011, the Company filed a motion to dismiss the Complaint. After briefing was completed, the Court heard oral argument on October 26, 2011. On December 21, 2011, the Court granted the Company’s motion to dismiss but gave the plaintiff leave to file an amended complaint. Plaintiff filed the amended complaint on January 30, 2012. The amended complaint names the same parties and bases its claims on the same transactions. The Company has moved to dismiss the amended complaint and completed briefing on that motion on July 16, 2012.  In the opinion of management, the disposition of this lawsuit will not have a material effect on the Company’s results of operations, financial position and cash flows.

Other than as described above, there are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business.